Selected Statement of Operations Data (Tables)	12 Months Ended
Dec. 31, 2016
Selected Statement of Operations Data [Abstract]
Schedule of revenues classified by product lines
	Years ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4
	U.S. dollars in thousands

Product line “A”	$14,544	$16,567	$20,990
Product line “B”	3,508	4,361	4,030
	$18,052	$20,928	$25,020

Schedule of geographical revenues classified by geographical location of the customers
	Years ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4
	U.S. dollars in thousands

United States	$12,711	$11,292	$14,411
United Kingdom	589	904	763
Rest of Europe	2,744	5,793	6,402
Israel	880	1,417	2,256
Other	1,128	1,522	1,188
	$18,052	$20,928	$25,020

Schedule of property and equipment - by geographical location
	December 31,
	2 0 1 6	2 0 1 5
	U.S. dollars in
	thousands

Israel	$119	$182
Romania	378	407
United States	1	2
	$498	$591

Schedule of research and development expenses
	Years ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4
	U.S. dollars in thousands

Payroll and related expenses	$2,682	$2,148	$3,614
Rent and related expenses	330	321	367
Depreciation and amortization	53	72	114
Subcontracting	307	202	189
Other	145	200	255
	$3,517	$2,943	$4,539

Schedule of selling and marketing expenses
	Years ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4
	U.S. dollars in thousands

Payroll and related expenses	$911	$949	$963
Depreciation and amortization	5	4	3
Travel and conventions	71	123	79
Other	118	97	95
	$1,105	$1,173	$1,140

Schedule of general and administrative expenses
	Years ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4
	U.S. dollars in thousands

Payroll and related expenses	$1,039	$923	$1,298
Depreciation and amortization	18	19	17
Insurance	50	55	65
Office expenses	69	68	99
Professional services	242	276	269
Allowance for doubtful accounts and bad debts	(245)	245	-
Other	220	180	186
	$1,393	$1,766	$1,934

Schedule of financial income (expense) - net
	Years ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4
	U.S. dollars in thousands
Income:
Interest on bank deposits and short-term investments	$49	$54	$151
Non-dollar currency gains - net	69	-	-
Income from marketable securities	143	102	148
Realized gain from sale of available-for-sale securities	-	-	38
Interest on available for sale securities	58	59	33
	319	215	370
Expenses:
Non-dollar currency losses - net	(56)	(315)	(663)
Realized loss from sale of available-for-sale securities	(84)	-	-
Bank commissions and charges	(13)	(14)	(13)
	(153)	(329)	(676)

	$166	$(114)	$(306)

Schedule of earnings per ordinary share (''EPS'')
	Years ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4
	U.S. dollars in thousands

Weighted average number of shares issued and outstanding - used in computation of basic EPS	19,234	19,183	18,949
Add - incremental shares from assumed exercise of options	73	100	83

Weighted average number of shares used in computation of diluted EPS	19,307	19,283	19,032